Stock Options and Warrants (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Shares, exercisable			2,172,000
Weighted average exercise price, exercisable			$ 0.13
Warrants
Shares, beginning balance	2,000,000	2,000,000	2,000,000	2,060,000
Shares, granted	0	0	0	0
Shares, exercised	0	0	0	0
Shares, cancelled/expired	(2,000,000)	0	0	(60,000)
Shares, ending balance	0	2,000,000	2,000,000	2,000,000
Shares, exercisable	0	2,000,000	2,000,000	2,000,000
Weighted average exercise price, beginning balance	$ 0.18	$ 0.18	$ 0.18	$ 0.18
Weighted average exercise price, granted	.00	0.00	0.00	0.00
Weighted average exercise price, exercised	0.00	0.00	0.00	0.00
Weighted average exercise price, cancelled/expired	0.18	0.00	0.00	0.00
Weighted average exercise price, ending balance	0.00	0.18	0.18	0.18
Weighted average exercise price, exercisable	$ 0.00	$ 0.18	$ 0.18	$ 0.18
Aggregate intrinsic value, outstanding	$ 0	$ 0